Deferred and current taxation - Components of the tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Components of the tax expense
Corporation tax charge in year	€ 49.4	€ 22.7	€ (9.8)
Deferred tax charge/(credit) relating to temporary differences on property, plant and equipment, net operating losses and other non-derivative items	161.5	106.0	(179.2)
Tax expense	€ 210.9	€ 128.7	€ (189.0)